Intangible assets - Key assumptions used for value-in-use calculations (Details)	Mar. 31, 2019	Mar. 31, 2018
Central Services Organization
Disclosure of detailed information about intangible assets [line items]
– pre-tax discount rate applied to the cash flow projections (%)	17.90%	17.10%
– growth rate used to extrapolate cash flow beyond the budget period (%)	5.50%	5.40%
Africa
Disclosure of detailed information about intangible assets [line items]
– pre-tax discount rate applied to the cash flow projections (%)	17.80%	17.30%
– growth rate used to extrapolate cash flow beyond the budget period (%)	5.50%	5.40%
Europe
Disclosure of detailed information about intangible assets [line items]
– pre-tax discount rate applied to the cash flow projections (%)	9.00%	9.20%
– growth rate used to extrapolate cash flow beyond the budget period (%)	2.00%	2.20%
Middle East and Australasia
Disclosure of detailed information about intangible assets [line items]
– pre-tax discount rate applied to the cash flow projections (%)	11.10%	13.30%
– growth rate used to extrapolate cash flow beyond the budget period (%)	2.30%	2.90%